Convertible Notes - Schedule of Amortized Cost of the Convertible Notes (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of the Amortized Cost of the Convertible Notes [Abstract]
Convertible Notes- Issued in September, 2024	$ 10,000,000	$ 999,957
Less debt discount and debt issuance cost	351,000	35,092
Convertible Notes	$ 7,884,325	$ 964,865